Pension and Postretirement Benefit Plans	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Pension and Postretirement Benefit Plans	Pension and Postretirement Benefit Plans
Pension
The Company has various non-contributory defined benefit pension plans covering certain employees and retired employees of the Company, UL Research Institutes and UL Standards & Engagement. The benefits are based on years of service and participant compensation. With the exception of Taiwan, Japan and Switzerland, these plans have been closed to new entrants. No future employees will be eligible to participate in these plans. The pension amounts reported here represent the balances related to all participants in the plans, including those of the U.S. employees and former employees of UL Research Institutes and UL Standards & Engagement. The Company uses the spot rate approach for calculating service cost and interest cost.
The Company recognized settlement losses of $0, $18 million and $11 million in 2023, 2022 and 2021, respectively, in other (expense) income, net related to its U.S. pension plan. The settlement losses resulted from lump sum payments that exceeded annual service and interest costs of the plan. The Company’s funding policy is to contribute to defined benefit pension plans in the United States and a number of other countries when pension laws and/or economics either require or encourage funding.
The following table provides a reconciliation of changes in the defined benefit pension obligations and fair value of plan assets for the years ended December 31, and a statement of funded status as of December 31:

	U.S.		Non U.S.
(in millions)	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$341	$514	$124	$181
Service cost	2	3	4	6
Interest cost	17	16	4	2
Actuarial loss (gain)	3	(113)	1	(49)
Benefits paid	(27)	(79)	(3)	(2)
Exchange rate loss (gain)	—	—	2	(14)
Projected benefit obligation at end of year	336	341	132	124
Change in fair value of plan assets
Fair value of plan assets at beginning of year	195	325	48	62
Actual return on plan assets	33	(51)	6	(10)
Employer contribution	7	—	3	2
Benefits paid	(27)	(79)	(3)	(2)
Exchange rate gain (loss)	—	—	2	(4)
Fair value of plan assets at end of year	208	195	56	48
Underfunded status of plans	$(128)	$(146)	$(76)	$(76)
Amounts recognized in Consolidated Balance Sheets
Non-current assets	$—	$—	$7	$5
Current liabilities	—	—	(1)	(1)
Non-current liabilities	(128)	(146)	(82)	(80)
Net liability at end of year	$(128)	$(146)	$(76)	$(76)
Amounts recognized in accumulated other comprehensive loss
Prior service credit	$—	$—	$—	$(1)
Net actuarial loss	(74)	(92)	—	(2)
Net amount recognized	$(74)	$(92)	$—	$(3)
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Non U.S.
(in millions)	2023	2022	2021	2023	2022	2021
Components of net periodic benefit cost
Service cost	$2	$3	$4	$4	$6	$6
Interest cost	17	16	13	4	2	2
Expected return on plan assets	(14)	(14)	(16)	(2)	(2)	(2)
Amortization of net actuarial loss	3	9	18	—	2	3
Settlement losses	—	18	11	—	—	—
Net periodic benefit cost	$8	$32	$30	$6	$8	$9
Amounts recorded in other comprehensive income
Balance at beginning of the year	$92	$167	$238	$3	$41	$46
Net actuarial gain	(15)	(48)	(41)	(3)	(36)	(2)
Amortization of net actuarial loss	(3)	(27)	(30)	—	(2)	(3)
Balance at end of the year	$74	$92	$167	$—	$3	$41
The service cost component of net periodic benefit cost is recorded in the same line items as other compensation arising from services rendered, in cost of revenue, and in selling, general and administrative expense. The other components of net periodic benefit cost are recorded in other (expense) income, net.
The following benefit payments, which reflect expected future service, are expected to be paid as follows:

(in millions)	U.S.	Non U.S.	Total
2024	$41	$5	$46
2025	28	5	33
2026	29	5	34
2027	28	5	33
2028	28	4	32
Years 2029 through 2033	126	39	165
The Company anticipates contributing approximately $22 million to its U.S. pension plans and approximately $1 million to its non U.S. pension plans in 2024.
The weighted average assumptions used in the measurement of the benefit obligations at December 31 are as follows:

	U.S.		Non U.S.
	2023	2022	2023	2022
Discount rate	5.0%	5.2%	1.3 - 4.7%	1.7 - 5.2%
Rate of compensation increase	4.0% for 2024 3.0% for 2025+	4.3% for 2023 3.0% for 2024+	2.3 - 4.0%	2.3 - 4.0%
The weighted average assumptions used in the measurement of the net periodic benefit costs for the years ended December 31 are as follows:

	U.S.			Non U.S.
	2023	2022	2021	2023	2022	2021
Discount rate	5.2%	3.0%	2.7%	1.6 - 5.2%	0.8 - 4.2%	0.1 - 2.5%
Expected return on plan assets	7.8%	6.0%	6.0%	1.6 - 5.6%	1.2 - 4.8%	0.6 - 5.0%
Rate of compensation increase	4.25% for 2023 3.0% for 2024+	3.0%	2.3% for 2021 3.0% for 2022+	2.3 - 4.0%	2.3 - 4.0%	1.5 - 4.0%
The expected rate of return on plan assets is determined based on long-term historical performance of plan assets, current asset allocation and expected future long-term asset returns.
The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The Company uses the full Aon AA Above Median Yield Curve rather than a single discount rate.
The accumulated benefit obligation for all U.S. defined benefit pension plans was $316 million and $318 million at December 31, 2023 and 2022, respectively. The accumulated benefit obligation for all Non U.S. defined benefit pension plans was $113 million and $104 million at December 31, 2023 and 2022, respectively. The table below outlines the projected benefit obligations and the accumulated benefit obligations in excess of plan assets at December 31:

	U.S.		Non U.S.
(in millions)	2023	2022	2023	2022
Projected benefit obligation	$336	$341	$94	$90
Accumulated benefit obligation	316	318	76	71
Fair value of plan assets	208	195	11	10
Pension Assets
The assets in the investment portfolio for defined benefit pension plans are diversified in a manner that is intended to achieve the return objective and reduce the volatility of returns on the assets. The Company’s investment objective is to ensure that funds are available to meet the plans’ benefit obligations when they become due. The overall investment strategy is to prudently invest plan assets into diversified equity and debt securities, as well as alternative investments, to achieve long-term return expectations. The plan relies on a total return strategy in which investment returns consist of both capital appreciation (both realized and unrealized), as well as current yield (interest and dividends) over a long-term period.
The following tables present the Company’s fair value hierarchy (as defined in Note 1) for those pension assets measured at fair value at December 31:

	2023
(in millions)	Level 1	Level 2	Level 3	Total Asset Balance
U.S.
Cash and cash equivalents	$2	$—	$—	$2
Fixed-income investments	—	28	—	28
Fixed-income mutual funds	21	—	—	21
Corporate equities	—	22	—	22
Commingled equities	—	43	—	43
Equity mutual funds	43	—	—	43
Real estate mutual funds	10	—	—	10
Private real estate	—	—	6	6
Total U.S. assets in the fair value hierarchy	76	93	6	175
Hedge funds(a)				33
Total U.S. investments at fair value				208
Non U.S.
Cash and cash equivalents	1	—	—	1
Commingled funds	—	32	—	32
Guaranteed investment contracts	—	—	23	23
Total non U.S. assets	1	32	23	56
Total pension assets				$264
__________________
(a)In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Balance Sheets. The terms and conditions of the Company’s hedge fund investments vary, however, the majority of the Company’s hedge fund investments may be redeemed quarterly with redemption notice periods between 45-90 days. The Company does not intend to sell or otherwise dispose of these investments at prices different than the net asset value per share.

	2022
(in millions)	Level 1	Level 2	Level 3	Total Asset Balance
U.S.
Cash and cash equivalents	$4	$—	$—	$4
Fixed-income investments	—	23	—	23
Fixed-income mutual funds	21	—	—	21
Corporate equities	—	16	—	16
Commingled equities	—	42	—	42
Equity mutual funds	39	—	—	39
Real estate mutual funds	8	—	—	8
Private real estate	—	—	7	7
Total U.S. assets in the fair value hierarchy	72	81	7	160
Hedge funds(a)				35
Total U.S. investments at fair value				195
Non U.S.
Cash and cash equivalents	1	—	—	1
Commingled funds	—	27	—	27
Guaranteed investment contracts	—	—	20	20
Total non U.S. assets	1	27	20	48
Total pension assets				$243
__________________
(a)Described in previous table.
The following table summarizes the changes in fair value of the Company’s Level 3 pension assets:

(in millions)
Balance at December 31, 2021	$27
Purchase, sales and settlements, net	1
Unrealized loss	(1)
Balance at December 31, 2022	$27
Purchase, sales and settlements, net	1
Unrealized gain	1
Balance at December 31, 2023	$29
Valuation Methods
The Company follows ASC Topic 820, Fair Value Measurement, in determining the fair value of plan assets within the Company’s defined benefit pension plans.
Quoted market prices in active markets for all Level 1 investments were available at December 31, 2023 and 2022.
Fixed-income investments, corporate equities, and master limited partnerships have been categorized as Level 2 as these investments do not have publicly quoted prices in active markets. Commingled funds have been categorized as Level 2 and are maintained by investment companies that hold investments in accordance with a stated set of fund objectives. The values of the commingled funds are not publicly quoted and must trade through a broker. These funds are invested in equity and fixed-income mutual funds. The fund administrator values the fund using the net asset value per fund share, derived from the quoted prices in active markets of the underlying securities.
Level 3 investments include several guaranteed investment contracts and a private real estate fund. These investments do not have actively traded quotes as of December 31, 2023 and 2022, and require the use of unobservable inputs, such as indicative quotes from dealers, estimates provided by the fund managers and third-party property appraisals, to value these securities.
For the U.S. plan, the 2023 target investment allocation was 52% for equity strategies, 25% for fixed-income and cash strategies and 23% for alternative strategies. The 2022 target investment allocation was 50% for equity strategies, 24% for fixed-income and cash strategies and 26% for alternative strategies. Actual investment allocations may vary from target investment allocations due to prevailing market conditions. The Company regularly reviews actual investment allocations and periodically rebalances investments to achieve target allocations.
Actual pension plan asset allocations are as follows:

	U.S.		Non U.S.
	2023	2022	2023	2022
Equity securities	52%	50%	37%	36%
Fixed-income securities	24%	22%	20%	20%
Alternatives	23%	26%	—%	—%
Guaranteed investment contracts	—%	—%	41%	42%
Cash and cash equivalents	1%	2%	2%	2%
	100%	100%	100%	100%
Postretirement Benefit Plans
The Company has contributory postretirement medical benefits plans for certain employees and retired employees of the Company, UL Research Institutes and UL Standards & Engagement. The U.S. plan has been closed to new entrants since January 1, 2016. The postretirement amounts reported here represent the balances related to all participants in the plans, including those of the U.S. employees and former employees of UL Research Institutes and UL Standards & Engagement. For its U.S. plan, the Company adopted the spot rate approach for calculating service cost and interest cost.
The following table sets forth the projected benefit obligation of postretirement benefits at December 31:

	U.S.		Canada
(in millions)	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$16	$22	$5	$8
Service cost	—	1	—	—
Interest cost	1	1	—	—
Actuarial gain	—	(6)	—	(2)
Benefits paid	(1)	(3)	—	—
Plan participant contributions	1	1	—	—
Exchange rate loss (gain)	—	—	1	(1)
Projected postretirement benefit obligation at end of year	$17	$16	$6	$5
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contribution	—	2	—	—
Plan participant contributions	1	1	—	—
Benefits paid	(1)	(3)	—	—
Fair value of plan assets at end of year	—	—	—	—
Underfunded status of plans	$(17)	$(16)	$(6)	$(5)
Amounts recognized in Consolidated Balance Sheets
Current liabilities	$(1)	$(1)	$—	$—
Non-current liabilities	(16)	(15)	(6)	(5)
Total liability at end of year	$(17)	$(16)	$(6)	$(5)
Amounts recognized in accumulated other comprehensive loss
Net actuarial gain	12	13	—	1
Net amount recognized	$12	$13	$—	$1
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Canada
(in millions)	2023	2022	2021	2023	2022	2021
Component of net periodic benefit cost
Service cost	$—	$1	$1	$—	$—	$—
Interest cost	1	1	1	—	—	—
Amortization of net actuarial gain	(1)	(1)	—	—	—	—
Net periodic benefit cost	$—	$1	$2	$—	$—	$—
Amounts recorded in other comprehensive income
Balance at beginning of the year	$(13)	$(8)	$(2)	$(1)	$3	$3
Net actuarial gain	—	(6)	(6)	—	(2)	(1)
Amortization of net actuarial gain	1	1	—	—	—	—
Exchange rate loss (gain)	—	—	—	1	(2)	1
Balance at end of the year	$(12)	$(13)	$(8)	$—	$(1)	$3
The service cost component of net periodic benefit cost is recorded in the same line items as other compensation arising from services rendered, in cost of revenue, and in selling, general and administrative expense. The other components of net periodic benefit cost are recorded in other (expense) income, net.
The projected future benefit payments, which reflect expected future services are as follows:

(in millions)	U.S.	Canada	Total
2024	$1	$—	$1
2025	1	—	1
2026	1	—	1
2027	1	—	1
2028	1	—	1
Years 2029 through 2033	6	2	8
The Company anticipates contributing approximately $1 million and $0 for its U.S. and Canada postretirement benefit plans in 2024, respectively.
The following assumptions were used to determine the benefit obligations under the plans at December 31:

	U.S.		Canada
	2023	2022	2023	2022
Discount rate	5.1%	5.2%	4.7%	5.2%
Health care cost trend rate (Pre-65 for U.S.)	7.9%	6.7%	—%	4.6%
Ultimate trend rate reached in 2033 for U.S. / 2040 for Canada	4.5%	4.5%	4.1%	4.1%
The following assumptions were used to determine the net periodic benefit costs under the plans for the years ended December 31:

	U.S.			Canada
	2023	2022	2021	2023	2022	2021
Discount rate	5.2%	3.1%	2.8%	4.7%	5.2%	2.6%
Health care cost trend rate	6.7%	6.3%	6.3%	4.9%	4.6%	4.3%
Savings Plans
The Company sponsors various defined contribution savings plans in the U.S., as well as certain international locations, that allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with plan specified guidelines. Under specified conditions, the Company will contribute to certain savings plans based on the employee’s eligible pay and/or will match a percentage of the employee contributions up to certain limits. For the years ended December 31, 2023, 2022 and 2021, the Company’s contributions were $46 million, $45 million and $44 million, respectively.
Pension
The components of net periodic benefit cost for the Company’s U.S. defined benefit pension plan were as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Service cost	$1	$1
Interest cost	8	8
Expected return on plan assets	(7)	(7)
Amortization of net actuarial loss	2	2
Net periodic benefit cost	$4	$4
For the six months ended June 30, 2024, the Company’s contributions to various defined contribution savings plans were $25 million. For the six months ended June 30, 2023, the Company’s contributions to various defined contribution savings plans were $23 million.